Going Concern and Liquidity	6 Months Ended	12 Months Ended
	Jul. 31, 2012	Jan. 31, 2012
Going Concern and Liquidity [Abstract]
Going Concern and Liquidity

Note 3 - Going Concern and Liquidity

These financial statements have been prepared by management assuming that the Company will be able to continue as a going concern and contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These financial statements do not include any adjustments to the recoverability of recorded asset amounts or the amounts or classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company incurred a net loss of $1,880,411 for the six months ended July 31, 2012, and has an accumulated deficit of $4,921,276. In addition, the Company has a history of losses and has only recently begun to generate revenue as part of its principal operations. These conditions raise substantial doubt about the Company's ability to continue as a going concern. The operations of the Company have primarily been funded by the issuance of its common stock. The Company may in the future need to secure additional funds through future equity sales. No assurance can be given that additional financing will be available, or if available, will be on terms acceptable to the Company.

The Company's ability to meet its obligations in the ordinary course of business is dependent upon its ability to sell its products directly to end-users and through distributors, establish profitable operations through increased sales and decreased expenses, and obtain additional funds when needed. Management intends to increase sales by increasing the Company's product offerings, expanding our direct sales force and expanding its distributor relationships both domestically and internationally.

There can be no assurance that the Company will be able to increase sales, reduce expenses, or obtain additional financing, if necessary, at a level to meet its current obligations. As a result, the opinion the Company received from its independent registered public accounting firm on its January 31, 2012 financial statements contains an explanatory paragraph stating that there is a substantial doubt regarding the Company's ability to continue as a going concern.

NOTE 2 - GOING CONCERN

These financial statements have been prepared by management assuming that the Company will be able to continue as a going concern and realize its assets and discharge its liabilities in the normal course of business. However, certain conditions noted below currently exist which raise substantial doubt about the Company's ability to continue as a going concern. These financial statements do not include any adjustments to the amounts and classifications of assets and liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company incurred a net loss of $2,466,039 for the year ended January 31, 2012, and has an accumulated deficit of $3,040,865. In addition, the Company has a history of losses and has recently begun to generate revenue as part of its planned principal operations. These conditions raise substantial doubt about the Company's ability to continue as a going concern. The operations of the Company have primarily been funded by the issuance of common stock. Continued operations of the Company are dependent on the Company's ability to complete equity financings or generate profitable operations in the future. Management's plan in this regard is to secure additional funds through future equity sales. Such sales may not be available or may not be available on reasonable terms. Management is trying to grow the existing business, but may need to raise additional capital through sales of common stock or convertible instruments as well as obtain financing from third parties. No assurance can be given that additional financing will be available, or if available, will be on terms acceptable to the Company. If adequate working capital is not available, the Company may be required to curtail its operations.